Vanguard Institutional Intermediate-Term Bond Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Intermediate Aggregate ex Baa Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	0.55%	1.87%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	1.16%	2.31%
Institutional Plus Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.26%	(0.17%)	1.09%
Institutional Plus Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	0.31%	1.25%